Income Taxes	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Income Taxes

Note 9 - Income Taxes

The Company's effective tax rate differed from the federal statutory income tax rate for the three and Nine Months ended March 31, 2023 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5%
Valuation allowance	26%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the three and Nine Months ended March 31, 2023 or 2022.

The Company's deferred tax assets and liabilities as of March 31, 2023 and June 30, 2022, are summarized as follows:

		March 31, 2023	June 30, 2022
Federal
	Deferred tax assets	$8,802,100	$ 7,781,500
	Less valuation allowance	(8,802,100)	(7,781,500)
	Deferred tax liabilities	-	-
		-	-
State
	Deferred tax assets	$1,619,300	1,966,600
	Less valuation allowance	(1,619,300)	(1,966,600)
	Deferred tax liabilities	-	-
		-	-

	Net Deferred Tax Assets	$ -	$ -

The Company's policy is to provide for deferred income taxes based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates that will be in effect when the differences are expected to reverse. The Company has not generated taxable income and has not recorded any current income tax expense at March 31, 2023 and 2022, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company's deferred tax assets are primarily comprised of net operating losses ("NOL") that give rise to deferred tax assets. The NOL carryforwards expire over a range from 2023 to 2037, with certain NOL carryforwards that have no expiration. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of NOL carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of deferred tax assets as of March 31, 2023 and June 30, 2022 are as follows:

	March 31, 2023	June 30, 2022
Net operating loss carryforwards	$ $10,161,400	$ 9,539,900
Valuation allowance	(10,421,400)	(9,748,100)
Goodwill	(4,500)	11,000
Property and equipment	(26,800)	(32,000)
Development costs	72,800	124,600
Intangible assets	160,100	46,100
Inventory allowance	30,300	30,300
Warranty accrual and other	28,100	28,200

Net Deferred Tax Assets	$ -	$ -

As of March 31, 2023, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of March 31, 2023, the Company's income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.

Note 9 - Income Taxes

The Company’s effective tax rate differed from the federal statutory income tax rate for the years ended June 30, 2022 and 2021 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.5%
Valuation allowance	27%
Effective tax rate	0%

The Company had no federal or state income tax (benefit) for the years ended June 30, 2022 and 2021.

The Company’s deferred tax assets and liabilities as of June 30, 2022 and 2021, are summarized as follows:

Federal	2022	2021

Deferred tax assets	$7,781,500	$10,226,700
Less valuation allowance	(7,781,500)	(10,226,700)
Deferred tax liabilities	-	-
	-	-
State

Deferred tax assets	1,966,600	2,730,800
Less valuation allowance	(1,966,600)	(2,730,800)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$-	$-

The Company's policy is to provide for deferred income taxes based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates that will be in effect when the differences are expected to reverse. The Company has not generated taxable income and has not recorded any current income tax expense at June 30, 2022 and 2021, respectively.

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred taxes is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers projected future taxable income and tax planning strategies in making this assessment.

The Company's deferred tax assets are primarily comprised of net operating losses ("NOL") that give rise to deferred tax assets. The NOL carryforwards expire over a range from 2023 to 2038, with certain NOL carryforwards that have no expiration. There is no tax benefit for goodwill impairment, which is permanently non-deductible for tax purposes. Additionally, due to the uncertainty of the utilization of NOL carry forwards, a valuation allowance equal to the net deferred tax assets has been recorded.

The significant components of deferred tax assets as of June 30, 2022 and 2021, are as follows:

	2022	2021
Net operating loss carryforwards	$9,539,900	$ 12,579,200
Valuation allowance	(9,748,100)	(12,957,500)
Property and equipment	(32,000)	(20,400)
Goodwill	11,000	251,600
Intangible assets	124,600	72,900
Development costs	46,100	27,900
Inventory allowance	30,300	17,800
Warranty accrual and other	28,200	28,500
Net Deferred Tax Assets	$-	$ -

As of June 30, 2022, the Company does not believe that it has taken any tax positions that would require the recording of any additional tax liability, nor does it believe that there are any unrealized tax benefits that would either increase or decrease within the next twelve months. As of June 30, 2022, the Company's income tax returns generally remain open for examination for three years from the date filed with each taxing jurisdiction.